EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Schedule of compensation of key management personnel

	Year Ended December 31,
	2020	2019
Salaries, short-term incentives and other benefits	$16,964	$14,553
Post-employment benefits	1,634	1,579
Share-based payments	28,631	24,130
Total	$47,229	$40,262